Expense Example, No Redemption	Mar. 31, 2026 USD ($)
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 393
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	697
Expense Example, No Redemption, 10 Years	1,156
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	1,529
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	677
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	390
Expense Example, No Redemption, 3 Years	529
Expense Example, No Redemption, 5 Years	681
Expense Example, No Redemption, 10 Years	1,121
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	446
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	1,486
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	164
Expense Example, No Redemption, 5 Years	285
Expense Example, No Redemption, 10 Years	$ 640